BUSINESS AND BASIS OF PRESENTATION Narrative (Details) (Conseco Life Insurance Company [Member], Wilton Reassurance Company [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 01, 2014
Transition Services for the Year Ended June 30, 2015 [Member]
Significant Acquisitions and Disposals [Line Items]
Fees from transition and special Support Services Agreements	$ 30.0
Transition Services for the Year Ended June 30, 2016 [Member]
Significant Acquisitions and Disposals [Line Items]
Fees from transition and special Support Services Agreements	20.0
Transition Services for the the Three Years Ended June 30, 2019 [Member]
Significant Acquisitions and Disposals [Line Items]
Fees from transition and special Support Services Agreements	$ 0.2